Share Capital and Reserves (Details Narrative) - CAD ($)							12 Months Ended
	May 26, 2017	Nov. 02, 2016	Sep. 09, 2016	May 01, 2016	Feb. 29, 2016	Feb. 02, 2016	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
IfrsStatementLineItems [Line Items]
Description of consolidation basis common share	common shares on the basis of one (1) new share for every ten (10) old shares				common shares on the basis of one (1) new share for every ten (10) old shares.	common shares on the basis of one (1) new share for every ten (10) old shares.	one (1) new share for every ten (10) old shares
Increase in contributed surplus				$ 1,815,961
Non-cash stock-based compensation expense							$ 204,511	$ 1,849,998	$ 615,924
Consultant [Member]
IfrsStatementLineItems [Line Items]
Number of common stock option granted			20,000
Options expire date			Sep. 08, 2021
Non-cash stock-based compensation expense								235,393
Option exercisable price (in dollars per share)			$ 13.00
Director [Member] | 13.00 Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Number of common stock option granted			30,000
President [Member]
IfrsStatementLineItems [Line Items]
Non-cash stock-based compensation expense								613,532
President [Member] | Share Based Compensation Award Tranche 1 [Member]
IfrsStatementLineItems [Line Items]
Vesting date			Sep. 08, 2017
Number of options vested			35,000
President [Member] | 13.00 Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Number of common stock option granted			30,000
Vesting date			Feb. 06, 2017
President [Member] | 15.00 Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Number of common stock option granted			70,000
Options expire date			Sep. 08, 2021
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Number of common stock option granted		50,000
Vesting date		Mar. 30, 2017
Options expire date		Apr. 25, 2017
Non-cash stock-based compensation expense								$ 294,895
Option exercisable price (in dollars per share)		$ 6.40